Total
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Management fees	0.60%		0.60%
Distribution and/or service (12b-1) fees	none		0.25%
Other expenses: Shareholder service fee	none	[1]	none
Other expenses:Miscellaneous other expenses	0.08%		0.08%
Total other expenses	0.08%		0.08%
Total annual fund operating expenses	0.68%		0.93%
[1]	Amount was less than .01%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	69	218	379	847
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	95	296	515	1,143

Expense Example No Redemption - BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	69	218	379	847
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	95	296	515	1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25.43% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. The fund's sub-adviser, Newton Investment Management Limited (Newton), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), considers a company to be engaged in "sustainable business practices" if the company engages in such practices in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Newton also may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting, such as by encouraging the company's management to improve the company's environmental footprint or voting the shares it holds of a company to improve the company's governance structure.

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable ESG issues.

Newton seeks attractively-priced companies (determined using both quantitative and qualitative fundamental analysis) with good products, strong management and strategic direction that have adopted, or are making progress towards, a sustainable business approach. These are companies that Newton believes should benefit from favorable long-term trends. Newton uses an investment process that combines investment themes with fundamental research and analysis to select stocks for the fund's portfolio.

Investment Themes. Part of Newton's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, Newton's global industry analysts and responsible investment team begin their process by considering the context provided by a series of macroeconomic investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. Newton next conducts rigorous fundamental analysis of the competitive position and valuation of potential investments, systematically integrating the consideration of ESG issues through its proprietary ESG quality review, which is designed to ensure that Newton appropriately accounts for any material ESG issues of the company in determining the potential investment's valuation.

Ongoing ESG Monitoring and Engagement. In addition to investing in companies that Newton believes are "sustainable" after applying the fundamental analysis and ESG quality review rating, Newton may invest in companies where it believes it can promote sustainable business practices through ongoing company engagement and active proxy voting consistent with Newton's investment and engagement priorities. Newton monitors the fund's entire portfolio for emerging ESG controversies and issues and periodically reviews each company's ESG quality rating. This integrated investment process is intended to ensure that ESG issues are taken into account and that the fund invests in companies with attractive fundamental investment attributes that adopt, or are making progress towards, sustainable business practices. The fund will not invest in companies that Newton deems to have material ESG issues (which could involve a company's environmental footprint, labor standards or board structure) that Newton believes are unresolvable (i.e., that cannot be corrected through ongoing company engagement and active proxy voting).

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Investment approach risk. The fund's investment approach may cause it to perform differently than mutual funds that invest in equity securities of U.S. companies, but that do not integrate consideration of ESG issues when selecting investments.

· Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

· Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bnymellonim.com/us.

The fund changed its investment objective and strategy on May 1, 2017. Prior to May 1, 2017, the fund's investment objective was to provide capital growth, with current income as a secondary goal. To pursue these goals, until May 1, 2017, the fund, under normal circumstances, invested in the common stocks of companies that, in the opinion of the fund's management, met traditional investment standards and conducted their business in a manner that contributed to the enhancement of the quality of life in America. To determine whether a company contributed to the enhancement of the quality of life in America, the fund considered the company's record in the areas of (1) protection and improvement of the environment and the proper use of natural resources, (2) occupational health and safety, (3) consumer protection and product purity, and (4) equal employment opportunity. In addition, prior to May 1, 2017, investment decisions for the fund were made by another affiliate of BNYM Investment Adviser, who managed the fund as employees of BNYM Investment Adviser.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%) Initial Shares

Best Quarter Q1, 2012: 14.26% Worst Quarter Q3, 2011: -14.01%

Average Annual Total Returns (as of 12/31/19)
Average Annual Returns - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	34.36%	9.62%	12.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	34.01%	9.34%	11.80%
S&P 500® Index reflects no deductions for fees, expenses or taxes	31.46%	11.69%	13.55%